Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2022	Mar. 31, 2022
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 6,326,684	¥ 21,846,469
Less than 12 months Gross unrealized losses, available-for-sale securities		30,710	26,771
12 months or more Fair value, available-for-sale securities		2,680,535	2,032,092
12 months or more Gross unrealized losses, available-for-sale securities		44,324	32,032
Total Fair value, available-for-sale securities		9,007,219	23,878,561
Total Gross unrealized losses, available-for-sale securities		75,034	58,803
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		2,725,251	19,407,878
Less than 12 months Gross unrealized losses, available-for-sale securities		5,019	11,377
12 months or more Fair value, available-for-sale securities		1,640,200	1,565,950
12 months or more Gross unrealized losses, available-for-sale securities		32,992	27,002
Total Fair value, available-for-sale securities		4,365,451	20,973,828
Total Gross unrealized losses, available-for-sale securities		38,011	38,379
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		283,423	229,562
Less than 12 months Gross unrealized losses, available-for-sale securities		2,123	1,277
12 months or more Fair value, available-for-sale securities		173,980	136,733
12 months or more Gross unrealized losses, available-for-sale securities		1,836	888
Total Fair value, available-for-sale securities		457,403	366,295
Total Gross unrealized losses, available-for-sale securities		3,959	2,165
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		373,689	321,073
Less than 12 months Gross unrealized losses, available-for-sale securities		11,682	7,209
12 months or more Fair value, available-for-sale securities		48,585	41,555
12 months or more Gross unrealized losses, available-for-sale securities		2,055	1,235
Total Fair value, available-for-sale securities		422,274	362,628
Total Gross unrealized losses, available-for-sale securities		13,737	8,444
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		813,981	729,134
Less than 12 months Gross unrealized losses, available-for-sale securities		3,014	2,178
12 months or more Fair value, available-for-sale securities		208,218	71,647
12 months or more Gross unrealized losses, available-for-sale securities		1,790	400
Total Fair value, available-for-sale securities		1,022,199	800,781
Total Gross unrealized losses, available-for-sale securities		4,804	2,578
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	222,199	183,150
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	3,457	2,326
12 months or more Fair value, available-for-sale securities	[1]	128,252	78,717
12 months or more Gross unrealized losses, available-for-sale securities	[1]	4,122	1,659
Total Fair value, available-for-sale securities	[1]	350,451	261,867
Total Gross unrealized losses, available-for-sale securities	[1]	7,579	3,985
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		25,540	9,221
Less than 12 months Gross unrealized losses, available-for-sale securities		404	11
12 months or more Fair value, available-for-sale securities		15,278	17,193
12 months or more Gross unrealized losses, available-for-sale securities		459	301
Total Fair value, available-for-sale securities		40,818	26,414
Total Gross unrealized losses, available-for-sale securities		863	312
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		65,732	58,815
Less than 12 months Gross unrealized losses, available-for-sale securities		168	185
12 months or more Fair value, available-for-sale securities		45,097	13,939
12 months or more Gross unrealized losses, available-for-sale securities		153	29
Total Fair value, available-for-sale securities		110,829	72,754
Total Gross unrealized losses, available-for-sale securities		321	214
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		1,470,008	605,067
Less than 12 months Gross unrealized losses, available-for-sale securities		3,741	1,516
12 months or more Fair value, available-for-sale securities		365,809	53,020
12 months or more Gross unrealized losses, available-for-sale securities		354	189
Total Fair value, available-for-sale securities		1,835,817	658,087
Total Gross unrealized losses, available-for-sale securities		4,095	1,705
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		346,861	302,569
Less than 12 months Gross unrealized losses, available-for-sale securities		1,102	692
12 months or more Fair value, available-for-sale securities		55,116	53,338
12 months or more Gross unrealized losses, available-for-sale securities		563	329
Total Fair value, available-for-sale securities		401,977	355,907
Total Gross unrealized losses, available-for-sale securities		¥ 1,665	¥ 1,021

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥261,867 million at March 31, 2022, and ¥350,451 million at September 30, 2022. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.